UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-07391

              ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Argentina - 1.2%
Government Obligations - 1.2%
Republic of Argentina
   4.89%, 8/03/12(a)(b)                           US$         879     $  794,955
   7.82%, 12/31/33                                EUR         200        214,591
   8.28%, 12/31/33(b)                             US$          33         29,254
   Zero Coupon, 12/15/35(b)                                   103          7,082
   Zero Coupon, 12/15/35                          EUR         558         45,079
                                                                      ----------
Total Argentinian Securities
   (cost $925,474)                                                     1,090,961
                                                                      ----------

Australia - 0.3%
Corporate Debt Obligations - 0.3%
Commonwealth Bank of Australia
   4.65%, 6/15/18(c)                              US$         150        139,672
SPI Electricity & Gas Australia Holdings
   Pty, Ltd.
   6.15%, 11/15/13(c)                                         160        168,264
                                                                      ----------
Total Australian Securities
   (cost $320,787)                                                       307,936
                                                                      ----------

Austria - 0.2%
Corporate Debt Obligation - 0.2%
Telekom Finanzmanagement GmbH
   5.00%, 7/22/13
   (cost $153,723)                                EUR         120        152,919
                                                                      ----------

Brazil - 4.3%
Corporate Debt Obligation - 0.4%
PF Export Receivables Master Trust
   6.44%, 6/01/15(c)                              US$         383        381,114
                                                                      ----------

Government Obligations - 3.9%
Federal Republic of Brazil
   7.13%, 1/20/37                                             100         98,250
   8.25%, 1/20/34                                               1          1,106
   8.88%, 10/14/19                                              1          1,155
   10.50%, 7/14/14(b)                                         105        131,250
   12.00%, 4/15/10(b)                                       1,800      2,216,700
   12.50%, 1/05/16(b)                             BRL       2,141        989,680
   12.75%, 1/15/20(b)                             US$          58         85,840
                                                                      ----------
                                                                       3,523,981
                                                                      ----------
Total Brazilian Securities
   (cost $2,941,471)                                                   3,905,095
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Canada - 1.3%
Corporate Debt Obligations - 1.3%
Abitibi-Consolidated, Inc.
   6.00%, 6/20/13(b)                              US$       1,275     $1,051,875
YPG Holdings, Inc.
   5.25%, 2/15/16(b)                              CAD         186        161,256
                                                                      ----------
Total Canadian Securities
   (cost $1,423,240)                                                   1,213,131
                                                                      ----------

Cayman Islands - 0.1%
Corporate Debt Obligation - 0.1%
Resona Preferred Global Securities Cayman, Ltd.
   7.19%, 7/30/15(a)(c)
   (cost $109,353)                                US$         109        114,702
                                                                      ----------

Colombia - 1.1%
Government Obligation - 1.1%
Republic of Colombia
   11.75%, 2/25/20(b)
   (cost $691,780)                                            714      1,017,450
                                                                      ----------

Denmark - 0.4%
Corporate Debt Obligation - 0.4%
Danske Bank A/S
   5.88%, 3/26/15(a)(b)
   (cost $239,362)                                EUR         240        325,986
                                                                      ----------

El Salvador - 0.3%
Government Obligation - 0.3%
Republic of El Salvador
   7.75%, 1/24/23(c)
   (cost $249,149)                                US$         250        278,750
                                                                      ----------

Finland - 4.9%
Government Obligation - 4.9%
Republic of Finland
   5.38%, 7/04/13(b)
   (cost $4,777,954)                              EUR       3,270      4,490,188
                                                                      ----------

France - 7.4%
Corporate Debt Obligation - 0.4%
Legrand Holding SA
   10.50%, 2/15/13(b)                             US$         305        350,750
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Government Obligations - 7.0%
Government of France
   4.00%, 10/25/13(b)                             EUR       3,400     $4,298,613
   6.50%, 4/25/11 O.A.T. (b)                                1,549      2,173,031
                                                                      ----------
                                                                       6,471,644
                                                                      ----------
Total French Securities
   (cost $6,557,814)                                                   6,822,394
                                                                      ----------

Germany - 2.2%
Corporate Debt Obligations - 0.4%
Bayer AG
   5.00%, 7/29/05(a)                                           40         47,367
Henkel KGaA
   5.38%, 11/25/04(a)                                          40         48,393
Kronos International, Inc.
   8.88%, 6/30/09(b)                                          250        318,218
                                                                      ----------
                                                                         413,978
                                                                      ----------

Government Obligations - 1.8%
Deutsche Bundesrepublik
   5.00%, 7/04/12(b)                                          874      1,161,794
   5.50%, 1/04/31(b)                                          300        467,405
                                                                      ----------
                                                                       1,629,199
                                                                      ----------
Total German Securities
   (cost $2,021,320)                                                   2,043,177
                                                                      ----------

Greece - 0.1%
Corporate Debt Obligation - 0.1%
Antenna TV, SA
   7.25%, 2/15/15(c)
   (cost $61,750)                                              48         58,619
                                                                      ----------

Hong Kong - 0.1%
Corporate Debt Obligation - 0.1%
Noble Group, Ltd.
   6.63%, 3/17/15(c)
   (cost $91,127)                                 US$         100         92,059
                                                                      ----------

Ireland - 4.9%
Government Obligation - 4.9%
Republic of Ireland
   5.00%, 4/18/13(b)
   (cost $4,881,409)                              EUR       3,390      4,546,730
                                                                      ----------

Italy - 0.5%
Corporate Debt Obligation - 0.5%
Banca Popolare di Bergamo Capital Trust
   8.36%, 2/15/11(a)(b)
   (cost $307,405)                                            325        468,695
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Jamaica - 0.1%
Corporate Debt Obligation - 0.1%
Digicel, Ltd.
   9.25%, 9/01/12(c)
   (cost $100,000)                                US$         100     $  105,500
                                                                      ----------

Japan - 2.4%
Corporate Debt Obligations - 1.3%
Mizuho Financial Group Cayman, Ltd.
   5.79%, 4/15/14(c)                                          100        102,414
   8.38%, 4/27/09(b)                                          920        994,520
Sumitomo Mitsui Banking Corp.
   5.63%, 10/15/15(a)(c)                                      100         99,234
                                                                      ----------
                                                                       1,196,168
                                                                      ----------

Government Obligation - 1.1%
Goverment of Japan
   0.80%, 12/20/10(b)                             JPY     123,700      1,049,133
                                                                      ----------
Total Japanese Securities
   (cost $2,256,873)                                                   2,245,301
                                                                      ----------

Kazakhstan - 1.5%
Corporate Debt Obligation - 1.5%
Kazkommerts International BV
   8.50%, 4/16/13(c)
   (cost $1,274,423)                              US$       1,300      1,413,750
                                                                      ----------

Luxembourg - 1.0%
Corporate Debt Obligations - 1.0%
Arcelor Finance SCA
   4.63%, 11/07/14(b)                             EUR         368        453,344
Basell AF SCA
   8.38%, 8/15/15(c)                                          120        152,380
Evraz Group SA
   8.25%, 11/10/15(c)                             US$         100        101,000
Telecom Italia Capital SA
   5.25%, 10/01/15                                            100         95,903
Tyco International Group SA
   6.00%, 11/15/13(b)                                          36         37,147
   6.50%, 11/21/31(b)                             GBP          20         40,917
                                                                      ----------
Total Luxembourg Securities
   (cost $911,367)                                                       880,691
                                                                      ----------

Mexico - 9.5%
Corporate Debt Obligation - 0.5%
Innova S de RL
   9.38%, 9/19/13(b)                              US$         405        450,077
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Government Obligations - 9.0%
Mexican Bonos
   9.00%, 12/20/12(b)                             MXN       6,643     $  668,736
   10.00%, 12/05/24(b)                                     15,964      1,756,508
United Mexican States
   7.50%, 1/14/12(b)                              US$         250        278,500
   8.00%, 9/24/22(b)                                        3,206      3,892,084
   8.13%, 12/30/19                                            925      1,132,200
   11.38%, 9/15/16(b)                                         406        596,820
                                                                      ----------
                                                                       8,324,848
                                                                      ----------
Total Mexican Securities
   (cost $8,007,903)                                                   8,774,925
                                                                      ----------

Netherlands - 0.2%
Corporate Debt Obligations - 0.2%
ING Groep NV
   4.18%, 6/08/15(a)                              EUR          75         90,598
Koninklijke (Royal) Philips Electronics NV
   5.75%, 5/16/08                                             100        127,821
                                                                      ----------
Total Dutch Securities
   (cost $218,760)                                                       218,419
                                                                      ----------

Peru - 0.4%
Government Obligations - 0.4%
Peru Bono Soberano
   8.60%, 8/12/17(b)                              PEN         711        225,281
Republic of Peru
   8.38%, 5/03/16(b)                              US$         113        128,142
                                                                      ----------
Total Peruvian Securities
   (cost $332,382)                                                       353,423
                                                                      ----------

Poland - 3.6%
Government Obligations - 3.6%
Government of Poland
   5.75%, 3/24/10(b)                              PLN       8,926      2,928,292
   6.25%, 10/24/15(b)                                       1,185        409,919
                                                                      ----------
Total Polish Securities
   (cost $3,216,393)                                                   3,338,211
                                                                      ----------

Romania - 0.6%
Corporate Debt Obligation - 0.6%
MobiFon Holdings BV
   12.50%, 7/31/10(b)
   (cost $492,632)                                US$         500        578,750
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Russia - 6.3%
Corporate Debt Obligations - 0.5%
Aries Vermoegensverwaltungs GmbH
   9.60%, 10/25/14(c)                             US$         250     $  320,025
Russian Standard Finance SA
   7.50%, 10/07/10(c)                                         100         98,625
                                                                      ----------
                                                                         418,650
                                                                      ----------

Government Obligations - 5.8%
Russian Federation
   5.00%, 3/31/30(c)(d)                                     2,750      3,066,250
Russian Ministry of Finance
   3.00%, 5/14/08(b)                                        2,395      2,272,376
                                                                      ----------
                                                                       5,338,626
                                                                      ----------
Total Russian Securities
   (cost $3,989,055)                                                   5,757,276
                                                                      ----------

South Africa - 8.5%
Corporate Debt Obligations - 8.5%
Development Bank of Southern Africa
   Zero Coupon, 12/31/27(b)                       ZAR      50,000      1,481,145
European Bank for Reconstruction & Development
   Zero Coupon, 12/31/29(b)                                50,000      1,600,792
Foodcorp, Ltd.
   8.88%, 6/15/12(c)                              EUR         123        165,307
International Bank for Reconstruction &
   Development
   Zero Coupon, 2/17/26(b)                        ZAR      50,000      1,969,635
   Zero Coupon, 12/29/28(c)                               250,000      2,582,721
                                                                      ----------
Total South African Securities
   (cost $5,896,206)                                                   7,799,600
                                                                      ----------

South Korea - 1.1%
Government Obligation - 1.1%
Republic of Korea
   5.25%, 12/11/10(c)
   (cost $956,924)                                KRW     962,113        995,311
                                                                      ----------

Sweden - 0.3%
Corporate Debt Obligations - 0.3%
Svenska Handelsbanken AB
   4.19%, 12/16/15(a)                             EUR          75         90,615
Vattenfall Treasury AB
   5.25%, 6/29/15(a)                                          115        140,525
                                                                      ----------
Total Swedish Securities
   (cost $231,895)                                                       231,140
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Turkey - 0.1%
Government Obligations - 0.1%
Republic of Turkey
   6.88%, 3/17/36                                 US$          23     $   22,172
   11.50%, 1/23/12(b)                                          28         35,420
   11.88%, 1/15/30(b)                                           5          7,645
                                                                      ----------
Total Turkish Securities
   (cost $64,124)                                                         65,237
                                                                      ----------

Ukraine - 0.1%
Government Obligations - 0.1%
Government of Ukraine
   6.88%, 3/04/11(c)                                          100        101,750
   11.00%, 3/15/07(c)                                          14         14,442
                                                                      ----------
Total Ukrainian Securities
   (cost $114,381)                                                       116,192
                                                                      ----------

United Kingdom - 6.1%
Corporate Debt Obligations - 6.0%
AIB UK 1 LP
   4.78%, 12/17/14(a)                             EUR          40         48,166
BSKYB Finance UK Plc.
   5.63%, 10/15/15(c)                             US$         129        126,871
   5.75%, 10/20/17(c)                             GBP         383        694,057
HBOS Plc.
   5.13%, 10/14/15(a)                             EUR          75         97,806
HSBC Capital Funding LP
   4.61%, 6/27/13(a)(c)                           US$         370        346,544
Lloyds Bank Plc.
   6.35%, 2/25/13(a)                              EUR          75        103,988
mmO2 Plc.
   6.38%, 1/25/07(b)                                          410        514,156
Rexam Plc.
   6.63%, 3/27/07(b)                                          410        516,445
Royal & Sun Alliance Insurance Group Plc.
   8.95%, 10/15/29(b)                             US$         205        264,071
Royal Bank of Scotland Group Plc.
   7.65%, 9/30/31(a)(b)                                     1,875      2,225,244
Vodafone Group Plc.
   4.25%, 5/27/09                                 EUR         150        186,344
Yorkshire Power Finance, Ltd.
   7.25%, 8/04/28(b)                              GBP         145        329,357
                                                                      ----------
                                                                       5,453,049
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Preferred Stock - 0.1%
Royal Bank of Scotland Group Plc.
   6.40%, 9/30/09(b)                                        4,700     $  119,850
                                                                      ----------
Total United Kingdom Securities
   (cost $4,910,232)                                                   5,572,899
                                                                      ----------

United States - 42.7%
Corporate Debt Obligations - 9.5%
AK Steel Corp.
   7.88%, 2/15/09(b)                                          250        246,250
Altria Group, Inc.
   7.75%, 1/15/27                                             100        117,265
Amerada Hess Corp.
   7.13%, 3/15/33                                              11         12,533
AT&T Corp.
   8.00%, 11/15/31                                             91        112,514
AT&T, Inc.
   6.15%, 9/15/34                                             109        107,318
Bank of America Corp.
   4.50%, 8/01/10                                             100         97,952
Broder Brothers Co. Series B
   11.25%, 10/15/10(b)                                        570        560,025
CCH I Holdings LLC
   11.75%, 5/15/14(c)(e)                                      585        298,350
Comcast Corp.
   4.95%, 6/15/16                                             426        395,886
Crum & Forster Holdings Corp.
   10.38%, 6/15/13(b)                                         240        253,800
Dex Media East LLC
   12.13%, 11/15/12(b)                                        134        155,105
Dex Media West LLC Series B
   9.88%, 8/15/13(b)                                          244        269,315
Ford Motor Co.
   7.45%, 7/16/31(b)                                           95         70,063
Ford Motor Credit Co.
   4.95%, 1/15/08(b)                                          100         92,241
   6.63%, 6/16/08                                             115        108,213
General Motors Acceptance Corp.
   8.00%, 11/01/31                                            200        203,926
General Motors Corp.
   7.75%, 3/15/36(b)(e)                                        55         14,163
Genworth Financial, Inc.
   1.60%, 6/20/11(b)                              JPY      22,000        188,278
HCA, Inc.
   7.58%, 9/15/25(b)                              US$          65         65,150
HLI Operating Co., Inc.
   10.50%, 6/15/10(b)                                         130        114,075

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
HSBC Finance Corp.
   5.00%, 6/30/15                                              92     $   88,583
Huntsman International LLC
   10.13%, 7/01/09(b)                             US$         153        158,164
IBM Corp.
   4.75%, 11/29/12(b)                                         700        688,560
Insight Communications Co., Inc.
   12.25%, 2/15/11(b)(e)                                      350        369,250
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09(b)                                         500        516,250
IPALCO Enterprises, Inc.
   8.38%, 11/14/08(b)                                         150        157,875
JP Morgan Chase & Co.
   5.75%, 1/02/13(b)                                          900        923,790
Liberty Mutual Group
   5.75%, 3/15/14(c)                                          138        136,495
MBNA Corp.
   5.00%, 5/04/10                                              48         47,878
Oracle Corp. and Ozark Holding, Inc.
   5.25%, 1/15/16(c)                                          233        229,448
Ras Laffan LNG III
   5.84%, 9/30/27(c)                                          250        245,850
Riviera Holdings Corp.
   11.00%, 6/15/10(b)                                         240        258,000
Six Flags, Inc.
   9.75%, 4/15/13(b)                                          250        255,938
Sprint Capital Corp.
   8.38%, 3/15/12(b)                                          119        137,296
Teck Cominco, Ltd.
   6.13%, 10/01/35                                             22         21,466
Time Warner Entertainment Co. LP
   8.38%, 3/15/23(b)                                          175        202,685
Universal City Development Partners
   11.75%, 4/01/10(b)                                         255        283,688
Valero Energy Corp.
   6.88%, 4/15/12                                             120        129,769
Wachovia Capital Trust III
   5.80%, 12/31/49(a)                                          78         78,158
Wellpoint Inc. 5.85% 1/15/36
   5.85%, 1/15/36                                              44         43,812
William Lyon Homes, Inc.
   10.75%, 4/01/13(b)                                         250        258,750
Willis North America, Inc.
   5.13%, 7/15/10                                              37         36,729
                                                                      ----------
                                                                       8,750,856
                                                                      ----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Bank Loans - 11.6%
Allegheny Energy Supply Co. LLC
   5.51-6.16%, 3/08/11                            US$         324    $   326,895
Brenntag Group
   2.50%, 12/22/13                                            500        507,250
DaVita, Inc.
   6.54-6.94%, 4/30/12                                        958        971,560
Dex Media West LLC
   6.08-6.38%, 3/09/10                                        745        751,009
Graham Packaging Co. LP
   6.75-6.94%, 9/15/11                                        495        500,745
Ineos Group
   2.25%, 1/31/14                                             250        250,000
Keystone Automotive Operations, Inc.
   6.53-7.00%, 10/30/09                                       405        405,582
LandSource Communities Development LLC
   7.00%, 7/31/10                                             500        504,063
MGM Holdings II, Inc.
   6.78%, 3/15/12                                           1,000      1,009,659
MultiPlan, Inc.
   7.03%, 3/31/09                                             319        322,639
Neiman Marcus Group, Inc.
   6.95%, 4/06/13                                             475        479,339
Nrg Funded
   2.00%, 1/06/13                                             204        205,620
   2.00%, 1/06/13                                              46         46,880
Owens-Illinois Group, Inc.
   6.27%, 4/01/08                                             131        131,939
PanAmSat Corp.
   6.44-6.49%, 7/01/11                                        495        499,106
PGT Industries, Inc.
   7.56%, 1/29/10                                             534        534,107
Prestige Brands, Inc.
   6.31%, 4/15/11                                             491        494,934
Rainbow National Services LLC
   7.19%, 3/31/12                                             496        501,419
Regal Cinemas Corp.
   6.53%, 10/19/10                                            476        481,387
United Subcontractors
   3.00%, 12/27/12                                US$         750        750,000
VWR International, Inc.
   7.12%, 4/05/11                                             458        463,817
WMG Acquisitions Corp.
   6.37-6.61%, 3/22/11                                        491        494,935
                                                                     -----------
                                                                      10,632,885
                                                                     -----------

Municipal Obligation - 0.1%
Alameda Corridor Transportation Authority
   6.60%, 10/01/29                                            100        114,536
                                                                     -----------

                                                       Shares or
                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
                                                       ---------   ------------
U.S. Government and Government
   Sponsored Agency Obligations - 21.0%
Federal Home Loan Mortgage Corp.
   30 YR TBA
   5.50%, 2/01/35                                 US$      3,370   $  3,335,249
Federal National Mortgage Association
   5.50%, 2/01/35(b)                                       4,524      4,480,100
Federal National Mortgage Association
   30 YR TBA
   5.50%, 2/01/36                                          3,040      3,006,749
   6.50%, 3/01/36                                          4,755      4,867,931
U.S. Treasury Bonds
   5.38%, 2/15/31(b)(f)                                    2,579      2,839,115
U.S. Treasury Notes
   2.25%, 2/15/07(b)                                         810        790,920
                                                                   ------------
                                                                     19,320,064
                                                                   ------------

Preferred Stocks - 0.5%
AmerUs Group Co.
   7.25%, 9/15/10(b)                                       2,000         52,125
Paxson Communications Corp.
   14.25%, 11/15/06(b)                                        41        348,500
XL Capital, Ltd. Class A
   6.50%, 5/15/07(b)                                       2,325         51,778
                                                                   ------------
                                                                        452,403
                                                                   ------------
Total United States Securities
   (cost $38,975,164)                                                39,270,744
                                                                   ------------

SHORT-TERM INVESTMENT - 2.7%
Repurchase Agreement - 2.7%
Deutsche Bank
   4.40% dated 1/31/06, due 1/31/06 in
   the amount of $2,500,306 (cost
   $2,500,000; collaterized by
   $2,530,000 FNMA, 4.25%, due 9/15/07,
   value $2,548,357)

                                                           2,500      2,500,000
                                                                   ------------

Total Investments - 116.5%
   (cost $100,201,832)                                              107,146,161
Other assets less liabilities - (16.5%)                             (15,198,827)
                                                                   ------------
NET ASSETS - 100%                                                  $ 91,947,334
                                                                   ============

REVERSE REPURCHASE AGREEMENTS

                   Interest
     Broker          Rate     Maturity      Amount
----------------   --------   --------   -----------
J P Morgan Chase     3.15%     2/01/06   $(2,857,048)
Barclays             4.00%    12/29/06    (1,110,000)

FORWARD EXCHANGE CURRENCY CONTRACTS

                               Contract   US$ Value on   US$ Value at     Unrealized
                                Amount     Origination    January 31,    Appreciation/
                                (000)         Date           2006       (Depreciation)
                              ---------   ------------   ------------   --------------
Buy Contracts
Canadian Dollar,
   settling 2/13/06               5,158    $ 4,430,719    $ 4,530,029       $  99,310
Euro Dollar,
settling 2/15/06                  4,262      5,112,504      5,183,005          70,501
Mexican Peso,
   settling 2/21/06               3,073        292,740        293,875           1,135
South Korean Wan,
   settling 7/21/06           1,972,770      2,023,561      2,050,471          26,910

Sale Contracts
British Pound,
   settling 2/27/06                 558        971,294        991,962         (20,668)
Canadian Dollar,
   settling 2/13/06               2,092      1,819,430      1,837,154         (17,724)
Euro Dollar,
   settling 2/15/06-3/17/06      22,351     27,098,036     27,204,220        (106,184)
Japanese Yen,
   settling 2/02/06              34,844        301,183        297,742           3,441
Mexican Peso,
   settling 2/21/06-3/22/06      27,528      2,512,646      2,629,227        (116,581)
Polish Zloty,
   settling 3/06/06              10,805      3,419,369      3,434,786         (15,417)
South African Rand,
   settling 3/17/06              39,609      6,493,874      6,518,311         (24,437)
Swedish Krona,
   settling 2/24/06               3,680        465,881        485,313         (19,432)

FINANCIAL FUTURES CONTRACTS SOLD

                                                       US$ Value at
                  Number    Expiration     Original     January 31,    Unrealized
     Type       Contracts      Month        Value          2006       Appreciation
-------------   ---------   ----------   -----------   ------------   ------------
U.S. Treasury      277      March 2006   $30,120,576    $30,037,187      $83,389
Note 10 yr
Futures

INTEREST RATE SWAP TRANSACTIONS

                                                  Rate Type
                                           ----------------------
                 Notional                  Payments      Payments     Unrealized
     Swap         Amount     Termination    made by   received by    Appreciation/
 Counterparty      (000)         Date      the Fund      the Fund   (Depreciation)
-------------   ----------   -----------   --------   -----------   --------------
Deutsche Banc   MXN 46,500     1/12/07      8.48%*      10.35%         $116,832
Deutsche Banc   MXN 46,500     1/12/07      9.90%        8.48%*         (92,285)

* Variable rates are based on the Interbank equilibrium interest rate for Mexican Pesos.

(a) Coupon rate adjusts on a predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at January 31, 2006.

(b) Positions, or a portion thereof, with an aggregate market value of $62,951,466 have been segregated to collateralize forward exchange currency contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $12,629,503 or 13.7% of net assets.

(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate was in effect at January 31, 2006.

(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f) Position, or a portion thereof, with an aggregate market value of $2,729,029 has been segregated to collateralize reverse repurchase agreements.

Glossary of Terms:

FNMA - Federal National Mortgage Association

TBA - (To Be Assigned) Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Currency Abbreviations:

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro Dollar
GBP - Great British Pound
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
PEN - Peruvian New Sol
PLN - Polish Zloty
US$ - United States Dollar
ZAR - South African Rand

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.


By: /s/ Marc O. Mayer
    ------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006